CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues	$ 45,753	$ 62,911	$ 78,555
Net income/(loss) from equity accounted investments	53	164	291
Other Income	12	1,283	746
Total revenues and other income	45,818	64,357	79,593
Purchases (net of inventory variation)	(20,986)	(29,532)	(38,516)
Operating expenses	(8,831)	(9,660)	(9,528)
Selling, general and administrative expenses	(706)	(809)	(758)
Depreciation, amortisation and net impairment losses	(15,235)	(13,204)	(9,249)
Exploration expenses	(3,483)	(1,854)	(1,405)
Total operating expenses	(49,241)	(55,058)	(59,456)
Net operating income/(loss)	(3,423)	9,299	20,137
Interest expenses and other financial expenses	(1,392)	(1,450)	(1,040)
Other financial items	556	1,443	(224)
Net financial items	(836)	(7)	(1,263)
Income/(loss) before tax	(4,259)	9,292	18,874
Income tax	(1,237)	(7,441)	(11,335)
Net income/(loss)	(5,496)	1,851	7,538
Attributable to equity holders of the company	(5,510)	1,843	7,535
Attributable to non-controlling interests	$ 14	$ 8	$ 3
Basic earnings per share (in USD)	$ (1.69)	$ 0.55	$ 2.27
Diluted earnings per share (in USD)	$ (1.69)	$ 0.55	$ 2.27
Weighted average number of ordinary shares outstanding (in millions)	3,269	3,326	3,326
Weighted average number of ordinary shares outstanding, diluted (in millions)	3,277	3,334	3,335